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                        THE ENDEAVOR ML VARIABLE ANNUITY

                                   ISSUED BY

                           PFL LIFE INSURANCE COMPANY


                         Supplement Dated July 18, 1997
                                     To The
                          Prospectus Dated May 1, 1997


     The Endeavor Series Trust has filed an amendment to its registration statement with the Securities and Exchange Commission. The amendment adds a new portfolio to the Endeavor Series Trust, the Montgomery Select 50 Portfolio. The amendment is not effective and is not expected to become effective until October 1, 1997. Shares of the new portfolio cannot be sold nor may offers to buy be accepted until the amendment to the registration statement becomes effective. PFL Life Insurance Company intends to make this new investment option available to Owners and purchasers of the Endeavor ML Variable Annuity, but premium payments cannot be accepted for the Montgomery Select 50 Portfolio and transfers cannot be made into the Montgomery Select 50 Portfolio until the amendment to the registration statement becomes effective.

     Information contained herein is subject to completion or amendment. A registration statement relating to interests in the Montgomery Select 50 Portfolio has been filed with the Securities and Exchange Commission. Interest in the Montgomery Select 50 Portfolio, or in the corresponding sub-account of the PFL Endeavor Variable Annuity Account, may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.
This prospectus supplement shall not constituted an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration and qualification under the securities laws of any such state.



                 THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                     BY THE
       PROSPECTUS FOR THE ENDEAVOR ML VARIABLE ANNUITY DATED MAY 1, 1997
                                   AND BY THE
  PRELIMINARY PROSPECTUS FOR THE MONTGOMERY SELECT 50 PORTFOLIO DATED
                                 JULY 18, 1997